UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5565

DWS Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)

Common Stocks & Warrants 97.6%
Australia 6.6%
Bolnisi Gold NL	3,100,000	5,653,761
Central Asia Gold Ltd.*	3,600,000	1,213,819
Centralian Minerals Ltd.* (a)	1,323,529	1
Kingsgate Consolidated Ltd.	2,445,309	8,413,544
Mineral Deposits Ltd.*	3,300,000	3,894,337
Moto Goldmines Ltd.*	700,000	3,927,719
Newcrest Mining Ltd.	693,311	10,179,405
Sino Gold Ltd.*	2,560,000	9,612,467

(Cost $36,158,226)		42,895,053
Canada 39.2%
African Minerals Co. (Warrants) “SP” 144A, Expiration Date 11/21/2008* (b)	750,000	1,027,500
African Minerals Co. (Warrants) 144A, Expiration Date 9/24/2008* (b)	1,000,000	1,640,000
Agnico-Eagle Mines Ltd.	671,000	24,015,090
Alamos Gold, Inc.*	1,020,000	8,382,080
Anatolia Minerals Development Ltd.* (b)	700,000	2,010,250
Anatolia Minerals Development Ltd. (Warrrants), Expiration Date 12/15/2006, Strike Price $2.5 * (b)	350,000	243,288
Apollo Gold Corp. (Warrants) 144A, Expiration Date 12/23/2006, Strike Price $3.25* (b)	375,000	0
Barrick Gold Corp. (c)	909,095	28,000,126
Barrick Gold Corp. (c)	1,128,184	34,632,069
Bear Creek Mining Corp.*	700,000	4,267,915
Bema Gold Corp.*	3,535,000	20,147,345
Cardero Resources Corp.* (b)	575,000	1,000,928
Crystallex International Corp.* (b)	600,000	1,698,000
Eldorado Gold Corp.*	4,012,300	18,932,298
Fronteer Development Group, Inc.*	441,100	1,902,066
Goldcorp, Inc. (c)	11,000	321,970
Goldcorp, Inc. (c)	1,762,000	51,535,036
Great Basin Gold Ltd.*	2,150,000	3,514,624
Kinross Gold Corp.*	2,310,000	26,576,124
Linear Gold Corp.*	300,000	1,404,966
Linear Metals Corp.*	240,000	127,242
Linear Metals Corp. (Warrants), Expiration Date 7/31/2006, Strike Price $0.12*	30,000	12,724
Miramar Mining Corp.*	1,750,000	6,432,800
Radius Gold, Inc.* (b)	977,778	527,034
SEMAFO, Inc.*	1,105,000	2,021,163
Silver Wheaton Corp.*	990,000	9,672,300
Strongbow Exploration, Inc.* (b)	600,000	243,881
Viceroy Exploration Ltd.*	450,000	3,574,711

(Cost $208,298,380)		253,863,530
Papua New Guinea 3.2%
Lihir Gold Ltd.* (Cost $15,394,724)	9,825,000	20,855,045
Peru 2.3%
Compania de Minas Buenaventura SA (ADR) (Cost $14,069,115)	504,500	14,685,995
Russia 1.4%
Polyus Gold*	30,000	1,335,000
Polyus Gold (ADR)*	170,000	7,718,000

(Cost $9,043,274)		9,053,000

South Africa 23.6%
Anglo Platinum Ltd.	331,000	33,845,068
AngloGold Ashanti Ltd. (ADR)	178,857	8,690,662
Gold Fields Ltd. (ADR)	2,125,500	44,316,675
Harmony Gold Mining Co., Ltd. (ADR)*	2,124,000	30,373,200
Impala Platinum Holdings Ltd. (ADR)	619,000	28,613,275
Western Areas Ltd.*	1,050,000	6,653,513

(Cost $115,242,429)		152,492,393
United Kingdom 8.7%
Highland Gold Mining Ltd.*	630,000	2,130,080
Kalahari Diamonds Ltd.	322,580	578,476
Lonmin PLC*	661,435	36,127,767
Randgold Resources Ltd. (ADR)*	792,000	17,606,160

(Cost $28,841,269)		56,442,483
United States 12.6%
CICH Resources Ltd. “A”* (b)	700,000	1
Glamis Gold Ltd.*	832,500	30,644,325
Meridian Gold, Inc.*	589,000	15,914,780
Metallica Resources, Inc.*	1,050,000	3,256,605
Newmont Mining Corp.	625,000	32,018,750

(Cost $73,878,870)		81,834,461

Total Common Stocks & Warrants (Cost $500,926,287)		632,121,960
Exchange Traded Funds 1.5%
iShares Silver Trust*	55,000	6,277,150
streetTRACKS Gold Trust*	55,000	3,473,800

Total Exchange Traded Funds (Cost $10,714,675)		9,750,950
Cash Equivalents 1.9%
Cash Management QP Trust, 5.3% (d) (Cost $12,181,602)	12,181,602	12,181,602
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 523,822,564)	101.0	654,054,512
Other Assets and Liabilities, Net	(1.0)	(6,261,255)

Net Assets	100.0	647,793,257

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

Affiliated Issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the nine months ended July 31, 2006, with companies which are or were affiliates is as follows:

Affiliate	Value ($) at October 31, 2005	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Dividend Income ($)	Shares at July 31, 2006	Value ($) at July 31, 2006
Centralian Minerals Ltd.	98,967	-	-	-	-	1,323,529	1

(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of	Acquisition	Acquisition		Value as % of
Restricted Securities	Date	Cost ($)	Value ($)	Net Assets
African Minerals Co. (Warrants) “SP” 144A	November 2003	6,000,000	1,027,500	0.16
African Minerals Co. (Warrants) 144A	September 2003	6,000,000	1,640,000	0.25
Anatolia Minerals Development Ltd.	December 2004	1,010,324	2,010,250	0.31
Anatolia Minerals Development Ltd. (Warrants)	December 2004	24,610	243,288	0.04
Apollo Gold Corp. (Warrants) 144A	December 2002	251,171	-	-
Cardero Resources Corp.	October 2003	1,310,082	1,000,928	0.15
CICH Resources Ltd.	October 2003	500,000	1	-
Crystallex International Corp.	September 2003	2,100,904	1,698,000	0.26
Radius Gold, Inc.	October 2003	1,143,941	527,034	0.08
Strongbow Exploration, Inc.	August 2003	256,556	243,881	0.04
Total Restricted Securities			8,390,882	1.29

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At July 31, 2006, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)	7/31/2006
Tier breakdown of the Fund’s common stocks
Tier I
Premier producing companies	55%

Tier II
Major established producers	29%

Tier III
Junior producers with medium cost production	4%

Tier IV
Companies with some production on stream or in startup	6%

Tier V
Primarily exploration companies with or without
mineral resources	6%
100%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006